COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial Instruments with Off-balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2021	2020
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$672,693	$644,815
Standby letters of credit	9,208	9,361

Commercial Loan Portfolio with Greater Potential Risk
Certain consumer-driven industries (including restaurants, hotels, retail, fitness, and other industries) have experienced increased stress and have been more adversely impacted by the COVID-19 pandemic and related consumer trends, labor shortages and supply chain disruptions. We believe that the following concentrations within our commercial loan portfolio represent greater potential risk in the current economic environment. The balances below are as of December 31, 2021.

		% of
		Total
	Amount	Loans
	(Dollars in millions)
Commercial and industrial:
Retail	$70	2.4%
Food service	49	1.7
Hotel	40	1.4
	159	5.5

Commercial real estate:
Retail	109	3.8
Office	72	2.5
Multifamily	55	1.9
	236	8.1

Total	$395	13.6%